CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (4,819)	$ (4,230)	$ (24,531)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax of nil	(89)	(8)	(57)
Total comprehensive loss	$ (4,908)	$ (4,238)	$ (24,588)